UNAUDITED INTERIM CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	€ 1,031	€ 1,538	€ 2,468	€ 3,074
Cost of sales	(962)	(1,356)	(2,246)	(2,748)
Gross profit	69	182	222	326
Selling and administrative expenses	(57)	(70)	(123)	(138)
Research and development expenses	(7)	(12)	(20)	(24)
Restructuring costs	(11)	(1)	(11)	(1)
Other gains / (losses) - net	5	(30)	(63)	(14)
(Loss) / income from operations	(1)	69	5	149
Finance costs - net	(42)	(43)	(87)	(89)
Share of income of joint-ventures	0	0	0	5
(Loss) / income before income tax	(43)	26	(82)	65
Income tax benefit / (expense)	11	(9)	19	(24)
Net (loss) / income	(32)	17	(63)	41
(Loss) / income attributable to:
Equity holders of Constellium	(33)	16	(64)	39
Non-controlling interests	1	1	1	2
Net (loss) / income	€ (32)	€ 17	€ (63)	€ 41
Earnings per share attributable to the equity holders of Constellium
Basic (in EUR per share)	€ (0.24)	€ 0.12	€ (0.46)	€ 0.29
Diluted (in EUR per share)	€ (0.24)	€ 0.11	€ (0.46)	€ 0.28